As Filed with the U.S. Securities and Exchange Commission on April 17, 2020
1933 Act File No. 002-91229
1940 Act File No. 811-04025

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 84 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 85 ☒
(Check appropriate box or boxes.)
__________________
AMERICAN CENTURY MUNICIPAL TRUST (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MO 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MO 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 17th day of April, 2020.

AMERICAN CENTURY MUNICIPAL TRUST
(Registrant)

By: *
Patrick Bannigan
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*	President (principal executive officer)	April 17, 2020
Patrick Bannigan

*	Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	April 17, 2020
R. Wes Campbell

*	Trustee	April 17, 2020
Tanya S. Beder

*	Trustee	April 17, 2020
Jeremy I. Bulow

*	Trustee	April 17, 2020
Anne Casscells

*	Chairman of the Board and Trustee	April 17, 2020
Ronald J. Gilson

*	Trustee	April 17, 2020
Frederick L.A. Grauer

*	Trustee	April 17, 2020
Jonathan D. Levin

SIGNATURE	TITLE	DATE

*	Trustee	April 17, 2020
Peter F. Pervere

*	Trustee	April 17, 2020
John B. Shoven

*	Trustee	April 17, 2020
Jonathan S. Thomas

*By:	/s/ Giles Walsh
Giles Walsh
Attorney in Fact
Pursuant to Power of Attorney, dated September 27, 2019 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on September 27, 2019, File No. 2-91229, and incorporated herein by reference).
Secretary’s Certificate, dated September 27, 2019 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on September 27, 2019, File No. 2-91229, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document